CONSOLIDATED BALANCE SHEET (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 1,318,424	$ 10,777
Prepaids and other assets	1,474,049	125,000
Accounts receivable	553,348
Total Current Assets	3,345,821	135,777
Property and equipment	1,295,131	241,376
Goodwill	5,896,096
Total Assets	10,537,048	377,153
Current Liabilities:
Accounts payable	445,862	377,746
Accrued compensation	342,770	641,639
Accrued expenses	994,775	250,355
Lines of credit	329,277
Convertible note payable, net of discount of $2,946,664 and $183,560, respectively	1,233,938	476,440
Derivative liability	924,447
Loans payable	767,218	114,500
Loans payables – related party	4,500,000	27,017
Liabilities of discontinued operations	67,093	67,093
Total current liabilities	9,605,380	1,954,790
Economic incentive (Note 12)	1,750,000
Total Liabilities	11,355,380	1,954,790
Commitments and contingencies
Mezzanine Equity:
Series C Preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding
Total mezzanine equity	1,800,000	1,800,000
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 603,603,984 and 402,196,273 shares issued and outstanding, respectively	603,605	402,197
Common stock to be issued	302,552	76,911
Additional paid-in capital	23,490,778	15,203,394
Accumulated other comprehensive loss	(16,792)	16,670
Accumulated deficit	(27,018,878)	(19,078,809)
Non-controlling interest	18,403
Total stockholders' deficit	(2,618,332)	(3,377,637)
Total liabilities and stockholders' deficit	10,537,048	377,153
Series B Preferred Stock [Member]
Mezzanine Equity:
Series C Preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	1,800,000	1,800,000
Series A Preferred Stock [Member]
Mezzanine Equity:
Series C Preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding
Series C Preferred Stock [Member]
Mezzanine Equity:
Series C Preferred stock, $0.001 par value, 2,000,000 shares authorized; 2,000,000 shares issued and outstanding	$ 2,000	$ 2,000